MET INVESTORS SERIES TRUST

American Funds® Balanced Allocation Portfolio

American Funds® Growth Allocation Portfolio

American Funds® Moderate Allocation Portfolio

MetLife Asset Allocation 100 Portfolio

MetLife Balanced Plus Portfolio

MetLife Multi-Index Targeted Risk Portfolio

METROPOLITAN SERIES FUND

MetLife Asset Allocation 20 Portfolio

MetLife Asset Allocation 40 Portfolio

MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio

(collectively the “Portfolios”)

SUPPLEMENT DATED DECEMBER 17, 2014 TO PROSPECTUSES DATED APRIL 28, 2014

Effective immediately, the following changes are made to the prospectuses of the Portfolios, each a series of Met Investors Series Trust or Metropolitan Series Fund.

In the Portfolio Summary of the prospectus for each of American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio and American Funds® Moderate Allocation Portfolio, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Johan Grahn and Wen Liu. Mr. Leland has been a member since 2008. Mr. Grahn and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013.

In the Portfolio Summary of the prospectus for MetLife Asset Allocation 100 Portfolio, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Johan Grahn and Wen Liu. Mr. Leland has been a member since 2004. Mr. Grahn and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013.

In the Portfolio Summary of the prospectus for MetLife Balanced Plus Portfolio, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers.

The Base Portion of the Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Johan Grahn and Wen Liu. Mr. Leland has been a member since 2011. Mr. Grahn and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013.

Vineer Bhansali, Ph.D., Managing Director, and Steve A. Rodosky, Managing Director, have managed the Overlay Portion of the Portfolio since its inception in 2011.

In the Portfolio Summary of the prospectus for MetLife Multi-Index Targeted Risk Portfolio, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers.

The Base Portion of the Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Johan Grahn and Wen Liu. Messrs. Leland and Grahn and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013.

The Overlay Portion of the Portfolio has been managed by Chris Johnson, FSA, Lead Portfolio Manager and a Director of the Subadviser, since 2012. Mr. Johnson has worked for the Subadviser or its affiliates since 1994.

In the Portfolio Summary of the prospectus for each of MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio and MetLife Asset Allocation 80 Portfolio, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. The Portfolio is managed by a committee led by Alan C. Leland, Jr. Other members of the committee are Kristi Slavin, Johan Grahn and Wen Liu. Mr. Leland has been a member since 2005. Mr. Grahn and Ms. Slavin have been members since 2012. Ms. Liu has been a member since 2013.

In the section entitled “Additional Information About Management—The Adviser” in each Portfolio’s prospectus, all references to Jeffrey L. Bernier are deleted. Also in that section, the disclosure concerning Alan C. Leland, Jr. is deleted in its entirety and replaced with the following:

Alan C. Leland, Jr., CFA, is the Chair of the Committee. Mr. Leland has been Chief Financial Officer of MetLife Advisers since 1994 and a member of MetLife Advisers’ Board of Managers since 2006. He has been Vice President of the Fund since 2005 and of the Trust since May 2012 and is a Vice President of Metropolitan Life Insurance Company. He has worked for Metropolitan Life Insurance Company and its predecessors for over 30 years and has worked for MetLife Advisers since its inception in 1994.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE